Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Bank balances	$ 5,286,991	$ 982,538